Derivative Financial Instruments - Schedule of Location and Amounts and Derivative Instruments Gains and Losses (Details) - Not Designated as Hedging Instrument - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Derivative gains (losses)	$ 17,355	$ (3,069)	$ (478)
Other income, net | Warrants
Derivative [Line Items]
Derivative gains (losses)	15,689	0	0
Other income, net | Phantom Interests in Net Income
Derivative [Line Items]
Derivative gains (losses)	0	(3,069)	(478)
General and administrative | Phantom Interests in Net Income
Derivative [Line Items]
Derivative gains (losses)	2,328	0	0
General and administrative | Option
Derivative [Line Items]
Derivative gains (losses)	$ (662)	$ 0	$ 0